Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2020

GED-QTLY-0320
1.938168.107

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	2,080	$149,656
Belgium - 0.7%
KBC Groep NV	6,898	506,904
Bermuda - 0.8%
Dairy Farm International Holdings Ltd.	11,321	58,159
Hiscox Ltd.	10,349	179,433
IHS Markit Ltd.	4,253	335,392

TOTAL BERMUDA		572,984

Brazil - 0.6%
Equatorial Energia SA	43,000	239,369
Ultrapar Participacoes SA	34,500	203,491

TOTAL BRAZIL		442,860

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	18,316	612,148
Constellation Software, Inc.	912	958,620
Fairfax Financial Holdings Ltd. (sub. vtg.)	328	146,767
Imperial Oil Ltd.	11,644	276,098
Suncor Energy, Inc.	19,000	580,739
Waste Connection, Inc. (Canada)	1,133	109,199

TOTAL CANADA		2,683,571

Cayman Islands - 0.9%
Best Pacific International Holdings Ltd.	131,816	35,873
SITC International Holdings Co. Ltd.	487,994	574,829
Value Partners Group Ltd.	50,625	27,228

TOTAL CAYMAN ISLANDS		637,930

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	2,000	293,745
France - 2.4%
Capgemini SA	1,734	216,059
Elior SA (a)	12,983	182,433
Sanofi SA	6,047	583,163
SR Teleperformance SA	1,556	391,385
VINCI SA	3,838	426,505

TOTAL FRANCE		1,799,545

Germany - 2.1%
Delivery Hero AG (a)(b)	1,000	77,212
Deutsche Post AG	6,025	210,985
Hannover Reuck SE	1,730	336,724
Linde PLC	1,721	351,292
SAP SE	2,228	290,155
Siemens AG	2,500	308,345

TOTAL GERMANY		1,574,713

Hong Kong - 1.1%
AIA Group Ltd.	55,706	551,988
Techtronic Industries Co. Ltd.	32,170	256,687

TOTAL HONG KONG		808,675

India - 1.1%
HDFC Asset Management Co. Ltd. (a)	3,200	141,455
HDFC Bank Ltd. sponsored ADR	3,078	176,308
Reliance Industries Ltd.	20,800	409,136
Tech Mahindra Ltd.	9,500	105,685

TOTAL INDIA		832,584

Ireland - 1.5%
Accenture PLC Class A	3,936	807,707
Ingersoll-Rand PLC	2,155	287,111

TOTAL IRELAND		1,094,818

Italy - 0.3%
Recordati SpA	4,400	188,507
Japan - 6.6%
Arata Corp.	2,700	111,678
Astellas Pharma, Inc.	10,000	176,701
Aucnet, Inc.	6,140	67,186
Daiichikosho Co. Ltd.	6,703	325,615
Daiwa Industries Ltd.	15,000	158,073
Hoya Corp.	12,422	1,188,853
Inaba Denki Sangyo Co. Ltd.	13,128	328,465
Japan Meat Co. Ltd.	24,350	502,581
Koshidaka Holdings Co. Ltd.	7,000	98,805
Minebea Mitsumi, Inc.	18,237	354,272
Mitani Shoji Co. Ltd.	2,221	123,791
Nippon Telegraph & Telephone Corp.	14,648	373,481
Ryohin Keikaku Co. Ltd.	1,400	23,406
Sony Corp.	7,124	498,159
Tsuruha Holdings, Inc.	4,525	553,868

TOTAL JAPAN		4,884,934

Kenya - 0.5%
Safaricom Ltd.	1,290,400	391,752
Liberia - 0.5%
Royal Caribbean Cruises Ltd.	3,263	382,032
Luxembourg - 1.2%
B&M European Value Retail SA	189,001	907,707
Multi-National - 0.7%
HKT Trust/HKT Ltd. unit	344,843	514,758
Netherlands - 2.0%
NXP Semiconductors NV	5,407	685,932
Unilever NV	13,289	775,443

TOTAL NETHERLANDS		1,461,375

Nigeria - 0.1%
Guaranty Trust Bank PLC	589,828	48,679
Norway - 0.4%
Equinor ASA	14,152	257,178
Sweden - 0.5%
Ericsson (B Shares)	23,700	186,340
Indutrade AB	5,146	185,807

TOTAL SWEDEN		372,147

Switzerland - 4.1%
Banque Cantonale Vaudoise	391	327,592
Barry Callebaut AG	53	117,533
Chubb Ltd.	3,797	577,106
Nestle SA (Reg. S)	7,647	843,408
Roche Holding AG (participation certificate)	3,521	1,181,185

TOTAL SWITZERLAND		3,046,824

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	1,118,068
United Kingdom - 6.7%
AstraZeneca PLC:
(United Kingdom)	5,400	528,269
sponsored ADR	17,793	866,519
BP PLC	77,082	464,042
Compass Group PLC	5,200	128,556
Cranswick PLC	2,006	94,620
Diageo PLC	10,291	406,938
Hilton Food Group PLC	55,974	780,528
John David Group PLC	6,420	69,669
London Stock Exchange Group PLC	1,900	196,348
Reckitt Benckiser Group PLC	4,665	386,138
RELX PLC (London Stock Exchange)	17,463	464,196
St. James's Place Capital PLC	11,208	169,314
Victrex PLC	8,100	237,024
WH Smith PLC	6,000	189,518

TOTAL UNITED KINGDOM		4,981,679

United States of America - 49.9%
AbbVie, Inc.	6,200	502,324
Altria Group, Inc.	9,881	469,644
Ameren Corp.	6,544	536,935
American Tower Corp.	5,746	1,331,578
AMETEK, Inc.	9,497	922,634
Amgen, Inc.	4,747	1,025,589
Apple, Inc.	9,881	3,058,267
Bank of America Corp.	30,627	1,005,484
BB&T Corp.	13,616	702,177
Becton, Dickinson & Co.	3,231	889,107
Berkshire Hathaway, Inc. Class B (b)	4,866	1,092,076
Bristol-Myers Squibb Co.	11,319	712,531
Capital One Financial Corp.	9,151	913,270
Charter Communications, Inc. Class A (b)	801	414,485
Chevron Corp.	7,024	752,551
Cigna Corp.	1,161	223,353
Citigroup, Inc.	4,535	337,449
Comcast Corp. Class A	11,694	505,064
ConocoPhillips Co.	9,600	570,528
Corteva, Inc.	2,338	67,615
Danaher Corp.	2,230	358,740
Dow, Inc.	3,008	138,579
DuPont de Nemours, Inc.	2,338	119,659
Eli Lilly & Co.	3,391	473,519
Equifax, Inc.	1,468	220,053
Fortive Corp.	3,754	281,287
General Dynamics Corp.	1,282	224,914
General Electric Co.	41,776	520,111
International Flavors & Fragrances, Inc.	1,200	157,332
Interpublic Group of Companies, Inc.	16,244	368,739
Johnson & Johnson	5,137	764,745
JPMorgan Chase & Co.	9,949	1,316,850
Kroger Co.	6,403	171,985
Lowe's Companies, Inc.	7,516	873,660
M&T Bank Corp.	2,351	396,191
Marsh & McLennan Companies, Inc.	2,162	241,841
McCormick & Co., Inc. (non-vtg.)	669	109,295
McDonald's Corp.	1,207	258,262
MetLife, Inc.	10,230	508,533
Microsoft Corp.	17,523	2,982,940
MSCI, Inc.	1,500	428,700
NextEra Energy, Inc.	1,318	353,488
Northrop Grumman Corp.	947	354,718
NRG Energy, Inc.	7,199	265,571
PepsiCo, Inc.	5,699	809,372
Philip Morris International, Inc.	2,975	246,033
Phillips 66 Co.	2,643	241,491
PVH Corp.	1,546	134,765
Qualcomm, Inc.	3,712	316,671
S&P Global, Inc.	1,457	427,965
T-Mobile U.S., Inc. (b)	6,837	541,422
Tapestry, Inc.	4,178	107,667
The J.M. Smucker Co.	3,428	355,175
The Travelers Companies, Inc.	4,070	535,693
The Walt Disney Co.	4,684	647,844
United Technologies Corp.	3,341	501,818
UnitedHealth Group, Inc.	2,704	736,705
Valero Energy Corp.	2,935	247,450
Verizon Communications, Inc.	10,398	618,057
Visa, Inc. Class A	3,800	756,086
Vistra Energy Corp.	6,308	142,056
Walmart, Inc.	3,412	390,640
WEC Energy Group, Inc.	2,308	230,546
Wells Fargo & Co.	22,238	1,043,852

TOTAL UNITED STATES OF AMERICA		36,953,681

TOTAL COMMON STOCKS
(Cost $47,300,780)		66,907,306

Money Market Funds - 9.3%
Fidelity Cash Central Fund 1.58% (c)
(Cost $6,890,783)	6,889,409	6,890,787
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $54,191,563)		73,798,093
NET OTHER ASSETS (LIABILITIES) - 0.3%		255,651
NET ASSETS - 100%		$74,053,744

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $401,100 or 0.5% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,633
Fidelity Securities Lending Cash Central Fund	331
Total	$20,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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